Summary of Option Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	37.50%	33.40%
Expected volatility, maximum	37.90%	38.50%
Weighted-average volatility	37.70%	35.90%
Expected dividends	0.00%	0.00%
Expected term (in years)	5 years	5 years
Risk-free rate, minimum	0.60%	0.91%
Risk-free rate, maximum	0.69%	1.49%